Business combinations - Acquisitions During the Year (Details) - EUR (€) € in Thousands			5 Months Ended	12 Months Ended
	Mar. 31, 2023	Oct. 31, 2022	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 23, 2023
Disclosure of detailed information about business combination [line items]
Expense from equity-settled share-based payment transactions				€ 7,600	€ 6,400	€ 2,300
Revenue of combined entity as if combination occurred at beginning of period				2,600
Losof combined entity as if combination occurred at beginning of period				1,900
Put options
Disclosure of detailed information about business combination [line items]
Derivative financial liabilities		€ 0
ShipUp
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Cash consideration paid		€ 34,885
Issue of equity in percentage of total equity		25.00%
Contingent consideration payable	€ 0	€ 0	€ 0	0
Expense from equity-settled share-based payment transactions				2,100
Estimate of future service cost	€ 16,300	15,400
Revenue of acquiree since acquisition date			2,000
Loss of acquiree since acquisition date			€ 2,000
Software		2,738
Customer relationships		€ 4,466
Technology, valuation, royalty rate		5.00%
Technology, valuation, perpetual growth rate		1.90%
Technology, valuation, discount rate		12.70%
Customer relationship, valuation, discount rate		12.70%
Customer relationship, valuation, contributory asset charges		3.50%
Customer relationship, valuation, royalty rate		5.00%
Acquisition-related costs				€ 1,200
Decrease in consideration transferred							€ (100)
ShipUp | Put options
Disclosure of detailed information about business combination [line items]
Derivative financial liabilities		€ 0